STOCKHOLDERS' DEFICIT AND MEZZANINE EQUITY - (Details)	Sep. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 $ / shares shares
STOCKHOLDERS' DEFICIT AND MEZZANINE EQUITY
Common stock, shares authorized	70,000,000	70,000,000	65,000,000
Common stock, par value | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001
Shares Authorized	43,701,622	43,574,629	38,024,488
Preferred stock, par value | $ / shares		$ 0.00001	$ 0.00001
Common stock, shares outstanding	10,059,361	9,888,776	9,833,563
Number of votes per common share | Vote	1	1